Restatement of Previously Issued Financial Statements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Condensed Financial Information Disclosure [Abstract]
Redemption of per shares		$ 10
Net tangible assets		$ 5,000,001
Redemption price per share	$ 10
Net tangible assets	$ 5,000,001